Finance Income and Costs	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Finance Income and Costs
30.	Finance Income and Costs

(1)	Details of finance income and costs for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017		2016	2015
Finance Income:
Interest income	￦	76,045	54,353	45,884
Gain on sale of accounts receivable — trade		18,548	18,638	—
Dividends		12,416	19,161	16,102
Gain on foreign currency transactions		13,676	14,186	18,923
Gain on foreign currency translations		7,110	5,085	5,090
Gain on disposal of long-term investment securities		4,890	459,349	10,786
Gain on valuation of derivatives		223,943	4,132	1,927
Reversal of impairment loss on available-for-sale financial assets		9,900	—	—
Gain relating to financial assets at fair value through profit or loss		33	25	—
Gain relating to financial liability at fair value through profit or loss		—	121	5,188

	￦	366,561	575,050	103,900

Finance Costs:
Interest expense	￦	299,100	290,454	297,662
Loss on sale of accounts receivable — trade		9,682	—	—
Loss on foreign currency transactions		19,263	16,765	17,931
Loss on foreign currency translations		8,419	3,991	4,750
Loss on disposal of long-term investment securities		36,024	2,919	2,599
Loss on settlement of derivatives		10,031	3,428	4,845
Loss relating to financial liability at fair value through profit or loss		678	4,018	526
Impairment loss on long-term investment securities(*)		14,519	5,255	21,787
Other finance costs		35,900	—	—

	￦	433,616	326,830	350,100

(*)	See Note 30-(5).

(2)	Details of interest income included in finance income for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017		2016	2015
Interest income on cash equivalents and short-term financial instruments	￦	28,130	20,203	20,009
Interest income on installment receivables and others		47,915	34,150	25,875

	￦	76,045	54,353	45,884

(3)	Details of interest expenses included in finance costs for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017		2016	2015
Interest expense on borrowings	￦	11,774	7,962	19,577
Interest expense on debentures		228,568	239,560	238,450
Interest on finance lease liabilities		—	—	58
Others		58,758	42,932	39,577

	￦	299,100	290,454	297,662

(4)	Finance income and costs by category of financial instruments for the years ended December 31, 2017, 2016 and 2015 are as follows. Bad debt expense (reversal of allowance for doubtful accounts) for accounts receivable — trade, loans and receivables are presented and explained separately in Note 7.

(i)    Finance income

(In millions of won)
	2017		2016	2015
Financial Assets:
Financial assets at fair value through profit or loss	￦	223,976	4,157	1,927
Available-for-sale financial assets		30,598	484,300	31,220
Loans and receivables		111,677	86,256	64,749

Sub-total		366,251	574,713	97,896

Financial Liabilities:
Financial liabilities at fair value through profit or loss		—	121	5,188
Financial liabilities measured at amortized cost		310	216	816

Sub-total		310	337	6,004

	￦	366,561	575,050	103,900

(ii)    Finance costs

(In millions of won)
	2017		2016	2015
Financial Assets:
Financial assets at fair value through profit or loss	￦	—	2,791	4,188
Available-for-sale financial assets		86,445	8,174	24,386
Loans and receivables		37,040	15,810	15,861
Derivatives designated as hedging instruments		—	637	657

Sub-total		123,485	27,412	45,092

Financial Liabilities:
Financial liabilities at fair value through profit or loss		678	4,018	526
Financial liabilities measured at amortized cost		299,422	295,400	304,482
Derivatives designated as hedging instruments		10,031	—	—

Sub-total		310,131	299,418	305,008

	￦	433,616	326,830	350,100

(iii)    Other comprehensive income (loss)

(In millions of won)
	2017		2016	2015
Financial Assets:
Available-for-sale financial assets	￦	158,440	(223,981)	(3,661)
Derivatives designated as hedging instruments		1,554	(172)	(3,248)

Sub-total		159,994	(224,153)	(6,909)

Financial Liabilities:
Derivatives designated as hedging instruments		21,032	(13,046)	1,977

Sub-total		21,032	(13,046)	1,977

	￦	181,026	(237,199)	(4,932)

(5)	Details of impairment losses for financial assets for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017		2016	2015
Available-for-sale financial assets(*)	￦	14,519	5,255	21,787
Accounts receivable — trade		34,584	37,820	60,450
Other receivables		5,793	40,312	15,323

	￦	54,896	83,387	97,560

(*)	This is included in other finance costs (See Note 30-(1)).